Insurance Contracts_Assumptions And Basis For The Insurance Liability Adequacy Test(Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-term Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	6.60%	6.43%
Basis	Reflected future expense plan based on the most recent one-year data	Reflected future expense plan based on the most recent one-year data
Long-term Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Based on the most recent five-years data	Based on the most recent five-years data
Long-term Insurance | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1.51%	1.50%
Long-term Insurance | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	34.13%	31.40%
Long-term Insurance | Risk Rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	The rate of insurance claim payments to risk premiums based on historical data for the latest seven years	The rate of insurance claim payments to risk premiums based on historical data for the latest seven years
Long-term Insurance | Risk Rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	13.10%	9.00%
Long-term Insurance | Risk Rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1037.30%	724.00%
Long-term Insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Applied risk-free rate curve plus liquidity premium presented by Financial Supervisory Service	Applied risk-free rate curve plus liquidity premium presented by Financial Supervisory Service
Long-term Insurance | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	2.47%	0.55%
Long-term Insurance | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	10.55%	7.32%
General Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	11.38%	10.42%
Basis	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent year	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent year
General Insurance | Loss adjustment expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	4.54%	4.63%
Basis	Ratio of loss adjustment expenses incurred to insurance claim payments by the type of contracts within for the most recent three years	Ratio of loss adjustment expenses incurred to insurance claim payments by the type of contracts within for the most recent three years
General Insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	64.95%	63.77%
Basis	Ratio of insurance claims incurred to earned premiums by the type of contracts for the most recent five years	Ratio of insurance claims incurred to earned premiums by the type of contracts for the most recent five years
Automobile insurance
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Applied risk-free rate curve plus liquidity premium presented by Financial Supervisory Service	Applied risk-free rate curve plus liquidity premium presented by Financial Supervisory Service
Automobile insurance | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	2.47%	0.55%
Automobile insurance | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	10.55%	7.32%
Automobile insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.94%	10.11%
Basis	Ratio of maintenance costs incurred to earned premiums by the type of collaterals for the most recent year	Ratio of maintenance costs incurred to earned premiums by the type of collaterals for the most recent year
Automobile insurance | Loss adjustment expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	8.84%	9.09%
Basis	Ratio of loss adjustment expenses incurred to insurance claims paid by the type of collaterals for the most recent three years	Ratio of loss adjustment expenses incurred to insurance claims paid by the type of collaterals for the most recent three years
Automobile insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	78.44%	77.51%
Basis	Ratio of insurance claims incurred to earned premiums by the type of collaterals for the most recent five years	Ratio of insurance claims incurred to earned premiums by the type of collaterals for the most recent five years
Life insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics
Life insurance | Claim settlement ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	11.00%	8.00%
Life insurance | Claim settlement ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	132.00%	122.00%
Life insurance | Surrender rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics
Life insurance | Surrender rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.00%	0.00%
Life insurance | Surrender rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	65.39%	64.95%
Life insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service
Life insurance | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	(2.61%)	(1.82%)
Life insurance | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	15.53%	13.71%